Cover	May 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2025
Entity File Number	000-55611
Entity Registrant Name	HUBILU VENTURE CORPORATION
Entity Central Index Key	0001639068
Entity Tax Identification Number	47-3342387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One
Entity Address, Address Line Two	205 S. Beverly Drive
Entity Address, Address Line Three	Suite 205
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	308-7887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HBUV
Entity Emerging Growth Company	false